5. Segment and Geographic Information (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	$ 3,059,448	$ 3,146,345	$ 11,901,339	$ 11,241,164
Net sales, % of total	100.00%	100.00%	100.00%	100.00%
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	$ 3,008,495	$ 3,075,782	$ 11,563,956	$ 10,541,921
Net sales, % of total	98.00%	98.00%	97.00%	94.00%
Outside North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	$ 50,953	$ 70,563	$ 337,383	$ 699,243
Net sales, % of total	2.00%	2.00%	3.00%	6.00%